Stock-Based Compensation - Schedule of Compensation Expense and Unearned Compensation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Stock-based compensation expense	$ (89)
Stock-based compensation expense	591
Total unearned compensation	2,719
Employee Stock Option [Member]
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Stock-based compensation expense	227
Total unearned compensation	907
Restricted Shares [Member]
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Stock-based compensation expense	453
Total unearned compensation	$ 1,812